John Deere Owner Trust 2023				EXHIBIT 99.2
Statement to Certificateholders

$252,000,000 Class A-1 5.08700% Asset Backed Notes due March 15, 2024
$348,000,000 Class A-2 5.28% Asset Backed Notes due March 16, 2026
$318,000,000 Class A-3 5.01% Asset Backed Notes due November 15, 2027
$64,594,000 Class A-4 5.01% Asset Backed Notes due December 17, 2029
$25,194,481 Overcollateralization

Payment Date:				15-May-25

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$21,536,959.84
		per $1,000 original principal amount:		$67.73

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$21,536,959.84

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$1,085,098.29
			per $1,000 original principal amount:	$3.41

		(iv)	Class A-4 Notes:	$269,679.95
			per $1,000 original principal amount:	$4.18

		(v)	Total:	$1,354,778.24

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$341,101,555.51

	(b)	Note Value at end of related Collection Period:		$328,155,304.38

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$25,194,481.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$238,366,822.90
		(ii)	A-3 Note Pool Factor:	0.7495812

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$64,594,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$303,401.50
		(i) per $1,000 original principal amount:	$0.28
	(b)	Amount of Servicing Fee earned:	$303,401.50
	(c)	Amount of Servicing Fee paid:	$303,401.50
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$865,326.84

(11)	(i)	Amount in Reserve Account:	$10,077,884.81
	(ii)	Specified Reserve Account Balance:	$10,077,884.81

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$8,038,075.32
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.36%

(13)	(i)	Aggregate amount of net losses for the collection period:	$207,837.90
	(ii)	Cumulative amount of net losses:	$3,093,402.03
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.28%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$160,347.22
		(ii) % of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%